Segment, Geographic and Customer Concentration Information (Details) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jun. 30, 2020 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Segment Reporting Information [Line Items]
Number of operating segments | segment	1									1
Revenue	$ 17,726	$ 17,846	$ 32,099	$ 28,386	$ 17,031	$ 18,972	$ 13,517	$ 29,086	$ 39,823	$ 95,362	$ 101,398	$ 142,946
Percentage of Revenue	100.00%				100.00%					100.00%	100.00%	100.00%
Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Percentage of Revenue										100.00%	100.00%	100.00%
North America
Segment Reporting Information [Line Items]
Revenue										$ 41,228	$ 49,634	$ 84,541
Percentage of Revenue										43.00%	49.00%	59.00%
North America | Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Revenue	$ 5,044				$ 9,253
Percentage of Revenue	28.00%				54.00%					43.00%	49.00%	59.00%
Asia Pacific
Segment Reporting Information [Line Items]
Revenue										$ 39,310	$ 28,791	$ 39,770
Percentage of Revenue										41.00%	28.00%	28.00%
Asia Pacific | Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Revenue	$ 9,506				$ 5,624
Percentage of Revenue	54.00%				33.00%					41.00%	28.00%	28.00%
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Revenue										$ 14,824	$ 22,973	$ 18,635
Percentage of Revenue										16.00%	23.00%	13.00%
Europe, Middle East and Africa | Revenue | Geographic Concentration Risk
Segment Reporting Information [Line Items]
Revenue	$ 3,176				$ 2,154
Percentage of Revenue	18.00%				13.00%					16.00%	23.00%	13.00%